FINANCIAL INSTRUMENTS - Analysis of Age of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	$ 129,285	$ 106,634
Allowance for expected credit loss	659	641
Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	23,729	14,898
Current | Current
Disclosure of financial assets [line items]
Trade receivables	105,556	91,736
1 – 30 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	17,985	12,435
31 – 60 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	2,983	1,652
61 – 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,658	288
Over 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,103	523
Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	$ 129,944	$ 107,275